Convertible Notes - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	11 Months Ended
	Oct. 19, 2020	Aug. 24, 2020	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes				$ 45,000	$ 500
Amount of proceeds that would trigger conversion of convertible notes					10,000
Pre-money valuation					$ 175,000
Number of common shares	250,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 45,000
Percentage of price per share			90.00%
Interest rate				1.00%
Embedded derivative amount				$ 4,500
Interest expenses				69,000
Change in value of bifurcated embedded derivative				$ 4,500
Agreements [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 500
Interest rate		10.00%